Income Tax (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
U.S. statutory federal rate			34.00%	34.00%
State and local rate, net of federal tax			(81.71%)	(23.02%)
Gain on reduction of contingent obligation			385.97%	(444.51%)
Excess compensation deduction			(100.46%)	39.98%
Deferred tax adjustment			0.00%	34.27%
Foreign tax credits			99.26%	0.00%
Life insurance			(101.67%)	0.86%
Other permanent differences			(51.87%)	(2.78%)
Income tax benefit	47.00%	37.00%	183.52%	(361.20%)